STOCKHOLDERS' EQUITY (Details) - IPG Acquisition Warrants - Iron Protection Group [Member]	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
STOCKHOLDERS' EQUITY (Details) - IPG Acquisition Warrants [Line Items]
Warrants, Expiration Period	3 years
IPG $4.50 Warrants [Member]
STOCKHOLDERS' EQUITY (Details) - IPG Acquisition Warrants [Line Items]
Warrants to purchase | shares	250,000
ExercisePrice (in Dollars per share) | $ / shares	$ 4.50
Warrants, Fair Value (in Dollars) | $	$ 421,000
IPG $5.00 Warrants [Member]
STOCKHOLDERS' EQUITY (Details) - IPG Acquisition Warrants [Line Items]
Warrants to purchase | shares	250,000
ExercisePrice (in Dollars per share) | $ / shares	$ 5.00
Warrants, Fair Value (in Dollars) | $	$ 412,000